Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Temporary Equity
The Company had outstanding redeemable convertible preferred stock as follows (in thousands, except per share amounts):

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series A	8,710	9,040	$0.4478	$3,325	$4,048
Series B	14,104	14,639	0.6528	9,397	9,556
Series C	12,431	12,903	1.1238	14,596	14,500
Series D	7,677	7,968	2.0080	14,036	16,000
Series D-1	3,359	3,486	2.0080	6,981	7,000
Series E	11,021	11,439	3.4968	39,906	40,000
Series F	11,772	12,218	5.3200	64,833	65,000
Series G	18,537	19,112	7.2539	137,291	138,636
Total	87,611	90,805		$290,365	$294,740

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series A	8,710	9,040	$0.4478	$3,325	$4,048
Series B	14,104	14,639	0.6528	9,397	9,556
Series C	12,431	12,903	1.1238	14,596	14,500
Series D	7,677	7,968	2.0080	14,036	16,000
Series D-1	3,359	3,486	2.0078	6,981	7,000
Series E	11,021	11,439	3.4969	39,906	40,000
Series F	11,772	12,218	5.3199	64,833	65,000
Series G	18,537	19,121	$7.2536	137,353	138,698
Total	87,611	90,814		$290,427	$294,802
The Company had outstanding redeemable convertible preferred stock as of December 31, 2020 as follows (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series A	8,710	9,040	$0.4478	$3,325	$4,048
Series B	14,104	14,639	0.6528	9,397	9,556
Series C	12,431	12,903	1.1238	14,596	14,500
Series D	7,677	7,968	2.0080	14,036	16,000
Series D-1	3,359	3,486	2.0078	6,981	7,000
Series E	11,021	11,439	3.4969	39,906	40,000
Series F	11,772	12,218	5.3199	64,833	65,000
Series G	18,537	19,121	$7.2536	137,353	138,698
Total	87,611	90,814		$290,427	$294,802

Schedule of Common Stock Reserved for Future Issuance
The Company had reserved shares of Class A common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31, 2020	September 30, 2021
Conversion of redeemable convertible preferred stock	90,814	—
Common stock warrants outstanding	1,118	—
Private Warrants	—	2,574
Public Warrants	—	5,500
Rover Earnout Shares	—	19,734
Sponsor Earnout Shares	—	492
Stock options issued and outstanding	24,700	19,955
Shares available for future equity grants	5,199	17,258
Total	121,831	65,513